BORROWINGS - Narrative (Details) € in Millions, ₨ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 09, 2017 USD ($)	Nov. 18, 2014 USD ($)	May 31, 2012	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) quarter	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€) quarter	Dec. 31, 2017 INR (₨) quarter	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 INR (₨)	Sep. 16, 2016	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Aug. 31, 2015	Nov. 08, 2014	Mar. 31, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt issuance costs						$ (683,000)
Borrowings					$ 179,825,000	279,463,000	$ 179,825,000
Purchase of property, plant and equipment, classified as investing activities						85,312,000	49,972,000	$ 34,301,000
Interest on borrowings						7,973,000	4,770,000	$ 3,737,000
Powerband Acquisition
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired													74.00%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt instrument term		5 years
Maximum borrowing capacity	$ 450,000,000.0	$ 300,000,000
Line of credit increase in borrowing capacity	150,000,000
Debt issuance costs	$ (700,000)
Accordion feature		$ 150,000,000
Borrowings					159,608,000	254,773,000	159,608,000
Standby letters of credit						16,300,000
Undrawn borrowing facilities						$ 177,500,000
Debt covenant, consolidated total leverage ratio						3.25
Debt covenant, temporary increase in consolidated total leverage ratio						3.75
Debt covenant, number of quarters following acquisition | quarter						4			4	4
Debt covenant, acquisition price						$ 50,000,000
Debt covenant, consolidated debt service ratio						1.50
Debt covenant, aggregate amount of capital expenditures on any fiscal year				$ 100,000,000	50,000,000
Debt covenant, portion allowable of aggregate amount of capital expenditures not expended in current year					50,000,000
Debt covenant, consolidated total leverage ratio actual						2.16
Debt covenant, consolidated debt service ratio actual						8.77
Debt covenant, aggregate capital expenditure actual						$ (85,300,000)
Revolving Credit Facility | Powerband Acquisition
Disclosure of detailed information about borrowings [line items]
Borrowings					862,000	9,563,000	862,000			₨ 610.6
Revolving Credit Facility | Gross carrying amount including letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings						272,500,000
Revolving Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings						256,200,000
Revolving Credit Facility | Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,400,000	$ 1,400,000	$ 1,400,000
Revolving Credit Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					1.50%	1.75%	1.50%		1.75%	1.75%	1.50%	1.50%
Revolving Credit Facility | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																	1.00%
Revolving Credit Facility | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																	2.25%
Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 14,265,000	$ 8,817,000	$ 14,265,000
Lump sum payment under finance lease						2,500,000
Equipment Finance Agreement
Disclosure of detailed information about borrowings [line items]
Debt instrument term			60 months
Maximum borrowing capacity																		$ 25,700,000
Forgivable government loan
Disclosure of detailed information about borrowings [line items]
Borrowings					3,300,000	5,000,000	3,300,000		€ 4.1		€ 3.1
Debt instrument, percentage of principal amount forgivable																50.00%
Interest rate on borrowings																0.00%
Discount rate used to estimate fair value on interest-free loan																1.25%
Deferred income						300,000					0.2
Interest on borrowings						100,000	100,000
Long-term Debt Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity														$ 9,400,000	€ 7.8
Borrowings					300,000		300,000				0.3
Short-term Credit Line
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 400,000	$ 0	$ 400,000				€ 0.4
Interest rate on borrowings					1.25%		1.25%				1.25%	1.25%
Short-term Credit Line | EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					1.25%	1.25%	1.25%		1.25%	1.25%	1.25%	1.25%
Cash Flow Loan Facility | Powerband Acquisition
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,400,000				₨ 85.4
Undrawn borrowing facilities						$ 400,000				₨ 28.3
Cash Flow Loan Facility | Indian Marginal Cost-Lending Rate | Powerband Acquisition
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.60%			0.60%	0.60%
Incremental Overdraft Facility | Powerband Acquisition
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 14,500,000				₨ 925.7
Borrowings						8,200,000				525.2
Undrawn borrowing facilities						$ 6,300,000				₨ 400.5
Incremental Overdraft Facility | Indian Marginal Cost-Lending Rate | Powerband Acquisition
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.60%			0.60%	0.60%
Term Loan
Disclosure of detailed information about borrowings [line items]
Debt instrument term							61 months
Borrowings					$ 900,000	$ 1,200,000	$ 900,000			₨ 79.3		₨ 62.0
Term Loan | Indian Marginal Cost-Lending Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.90%			0.90%	0.90%
Borrowings | Forgivable government loan
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value						$ 4,660,000			€ 3.8